Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and equipment

		Equipment	Fixture	Office, IT
	Equipment	and tooling	and	equipment,	Buildings
(Amounts in thousands of euros)	and tooling	(right of use)	fittings	furniture	(right of use)	Total
GROSS AMOUNT
As of January 1, 2020	285	181	90	92	—	648
Addition	30	—	—	5	—	35
Exchange effect	(18)	—	(5)	(3)	—	(26)
As of December 31, 2020	297	181	85	94	—	657
Addition	43	—	29	—	500	572
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	340	181	114	96	500	1,231

DEPRECIATION
As of January 1, 2020	190	143	71	59	—	463
Increase	40	37	18	9	—	104
Exchange effect	(18)	—	(4)	(1)	—	(23)
As of December 31, 2020	212	180	85	67	—	544
Increase	38	1	21	6	56	122
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	250	181	106	75	56	668

NET BOOK VALUE
As of January 1, 2020	95	38	19	33	—	185
As of December 31, 2020	85	1	—	26	—	114
As of December 31, 2021	90	—	8	21	444	563